EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 005 - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, fees paid	$ 105,393
Investments, at fair value	392,060,794	$ 356,135,387
Dividends	$ 12,653,428
NJR stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1.0
Investments, at fair value	$ 45,700,000
Dividends	$ 2,000,000.0